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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07292

North American Government Bond Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           40 West 57th Street, 18th Floor          New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2011

Date of reporting period:       July 31, 2011

Item 1. Schedule of Investments.

North American Government Bond Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount1	Market Value
CANADIAN SECURITIES - 17.94%
Canadian Government Bonds	1.500%	03/01/12	CAD	2,000,000	$2,098,299
Canadian Government Bonds	1.500%	06/01/12		2,000,000	2,098,822
Canadian Government Bonds	3.750%	06/01/12		7,500,000	8,015,883
Canadian Government Bonds	3.500%	06/01/13		3,100,000	3,368,940
Canadian Government Bonds	4.000%	06/01/17		9,000,000	10,349,647
Total Canadian Securities (Cost $23,301,802)					$25,931,591

MEXICAN SECURITIES - 10.77%
Mexican Bono2	9.000%	12/20/12	MXN	31,782,400	2,859,214
Mexican Bono2	6.000%	06/18/15		23,850,000	2,060,661
Mexican Bono2	8.000%	12/17/15		93,907,000	8,679,915
Mexican Bono2	7.250%	12/15/16		21,850,000	1,973,220
Total Mexican Securities (Cost $15,086,644)					$15,573,010

US TREASURY OBLIGATIONS - 69.47%
US Treasury Notes	1.000%	08/31/11		$7,000,000	$7,004,921
US Treasury Notes	2.000%	01/31/16		12,000,000	12,449,064
US Treasury Notes	2.125%	02/29/16		1,875,000	1,953,956
US Treasury Notes	3.125%	05/15/19		11,600,000	12,291,476
US Treasury Notes	2.625%	08/15/20		11,850,000	11,814,817
US Treasury Bonds	8.750%	05/15/17		12,800,000	17,861,005
US Treasury Bonds	8.875%	08/15/17		10,300,000	14,563,232
US Treasury Bonds	8.125%	08/15/19		6,500,000	9,300,590
US Treasury Bonds	8.500%	02/15/20		6,000,000	8,823,282
US Treasury Bonds	8.750%	08/15/20		2,300,000	3,451,796
US Treasury Bonds	7.875%	02/15/21		650,000	934,731
Total US Treasury Obligations (Cost $96,349,964)					$100,448,870

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 1.07%
JPMorgan Chase, N.A. Dated 07/29/11, 0.05%, principal and interest in the amount of $1,546,006 to be repurchased 08/01/11, collateralized by US Treasury Inflation-Protected Notes, par value of $1,351,000 due 04/15/14, 04/15/16, 07/15/17, and 07/15/18 with a combined value of $1,577,922 (Cost $1,546,000)	$1,546,000	$1,546,000

Total Investments - 99.25% (Cost $136,284,410)*		$143,499,471
Other Assets in Excess of Liabilities - 0.75%		1,090,566
Net Assets - 100.00%		$144,590,037

North American Government Bond Fund
Schedule of Investments (Continued)
July 31, 2011 (Unaudited)

CAD	Canadian dollar
MXN	Mexican peso
1	Principal Amount is shown in US dollars unless otherwise noted.
2	Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.
*	Cost for Federal income tax purposes is $136,284,410 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$7,344,567
Gross Unrealized Depreciation	(129,506)
Net Unrealized Appreciation	$7,215,061

North American Government Bond Fund
Notes to Schedule of Investments
July 31, 2011 (Unaudited)

1. Securities Valuation

North American Government Bond Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

North American Government Bond Fund
Notes to Schedule of Investments (continued)
July 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Canadian Securities	$—	$25,931,591	$—	$25,931,591
Mexican Securities	—	15,573,010	—	15,573,010
US Treasury Obligations	—	100,448,870	—	100,448,870
Repurchase Agreements	—	1,546,000	—	1,546,000
Total	$—	$143,499,471	$—	$143,499,471

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of July 31, 2011, based on the valuation input Levels on October 31, 2010 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   North American Government Bond Fund

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 23, 2011

By (Signature and Title)		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)

Date	September 23, 2011